Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	HUNTSMAN INTERNATIONAL LLC
Entity Central Index Key	0001089748
Document Type	S-4
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer